INCOME TAXES (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 14.	INCOME TAXES

There was no current federal tax provision or benefit recorded for any period since inception, nor were there any recorded deferred income tax assets, as such amounts were completely offset by valuation allowances.

NOTE 18.	INCOME TAXES

There was no current federal tax provision or benefit recorded for any period since inception, nor were there any recorded deferred income tax assets, as such amounts were completely offset by valuation allowances. Deferred tax assets as of December 31, 2014, of $18,989,376 were reduced to zero, after considering the valuation allowance of $18,989,376, since there is no assurance of future taxable income.  As of December 31, 2014 we have consolidated net operating loss carryforwards (“NOL”) and research credit carryforwards for income tax purposes of approximately $51,347,180 and $531,440, respectively.

The following are the consolidated operating loss carryforwards and research credit carryforwards that will begin expiring as follows:

Calendar Years	Consolidated Operating Loss Carryforwards	Research Activities Carryforwards
2021	$34,248	$	---
2023	95,666		---
2024	910,800		13,584
2025	1,687,528		21,563
2026	11,950,281		60,797
2027	3,431,365		85,052
2028	8,824,940		139,753
2029	6,889,761		81,940
2030	5,113,583		41,096
2031	3,728,626		43,592
2032	3,695,792		8,690
2033	3,187,559		15,882
2034	1,797,031		19,491
Total	$51,347,180		$531,440

The Tax Reform Act of 1986 contains provisions, which limit the amount of NOL and tax credit carryforwards that companies may utilize in any one year in the event of cumulative changes in ownership over a three-year period in excess of 50%.  Since the effective date of the Tax Reform Act of 1986, the Company has completed significant share issuances in 2003 and 2006 which may significantly limit our ability to utilize our NOL and tax credit carryforwards against taxable earnings in future periods.  Ownership changes in future periods may place additional limits on our ability to utilize NOLs and tax credit carryforwards.

An analysis of the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are as follows:

	2014		2013
Deferred tax assets:
Net operating loss carryforwards		$18,279,724		$17,657,746
Intangible assets		188,944		247,248
Other		554,404		512,286
Total gross deferred tax assets		19,023,072		18,417,280

Deferred tax liabilities:
Property and equipment		33,696		72,347
Total gross deferred tax liabilities		33,696		72,347

Net total of deferred assets and liabilities		18,989,376		18,344,933
Valuation allowance		(18,989,376)		(18,344,933)
Net deferred tax assets	$	---	$	---

The valuation allowance increased by $644,443 and $1,065,354 in 2014 and 2013, respectively.

The following is a reconciliation of the expected statutory federal income tax rate to our actual income tax rate for the years ended December 31:

	2014		2013
Expected income tax (benefit) at federal statutory tax rate -35%	$	(681,109)	$	(1,137,320)

Permanent differences		52,273		21,754
Research tax credits		(19,491)		(15,882)
Amortization of deferred start up costs		---		---
Valuation allowance		648,327		1,131,448
Income tax expense	$	---	$	---

Effective January 1, 2007, we adopted ASC Topic 740, Accounting for Uncertainty in Income Taxes.  ASC Topic 740 is a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that we have taken or expects to take on a tax return.  If an income tax position exceeds a more likely than not (greater than 50%) probability of success upon tax audit, we will recognize an income tax benefit in its financial statements.  Additionally, companies are required to accrue interest and related penalties, if applicable, on all tax exposures consistent with jurisdictional tax laws.  We did not have any unrecognized tax benefits and there was no effect on our financial condition or results of operations as a result of implementing ASC Topic 740.

Federal income tax returns for fiscal years 2011 through 2014 remain open and subject to examination by the Internal Revenue Service.  We file and remit state income taxes in various states where we have determined it is required to file state income taxes.  Our filings with those states remain open for audit for the fiscal years 2011 through 2014.

We do not believe there will be any material changes in our unrecognized tax positions over the next 12 months.  Our policy is that we recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.  As of the date of adoption of ASC 740, we did not have any accrued interest or penalties associated with any unrecognized tax benefits nor was any interest expense recognized during the period.  The liability for unrecognized tax benefits is zero at December 31, 2014 and 2013.